Note 11 - Share-based Payments (Tables)	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price		Warrant Remaining Contract Life (Yrs)
Outstanding as at January 01, 2020	6,642,000		$0.13	2.26
Granted	450,000		$0.05	2.85
Forfeited	(2,000)		$0.23	-
Outstanding as at March 31, 2020	7,090,000		$0.12	1.37
Granted	-		$-	(0.75)
Expired	(2,730,000)		$0.20
Forfeited	(120,000)		$(0.05)	-
Outstanding as at December 31, 2020	4,240,000		$0.07	1.08
Outstanding as at March 31, 2021	4,240,000	$	. 0.07	0.83
Options exercisable as at March 31, 2020	6,590,000	$0.13
Options exercisable as at December 31, 2020	4,127,500	$0.07
Options exercisable as at March 31, 2021	4,240,000	$0.07